Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Statement of Financial Position [Abstract]
Franchise agreements, accumulated amortization	$ 6,504	$ 6,102
Preferred stock, par value	$ 10	$ 10
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 10	$ 10
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	22,135,663	21,678,103
Common stock, shares outstanding	21,750,237	21,632,402